LVIP JPMorgan Retirement Income Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–60.06%
Equity Funds–19.29%
JPMorgan BetaBuilders MSCI US REIT ETF	9,730	$ 1,035,272
JPMorgan BetaBuilders US Mid Cap Equity ETF	50,786	4,344,234
✧JPMorgan Equity Index Fund	446,298	30,361,649
✧JPMorgan Realty Income Fund	190,256	3,150,630
✧JPMorgan Small Cap Equity Fund	24,160	1,506,376
✧JPMorgan Small Cap Growth Fund	27,147	601,852
✧JPMorgan Small Cap Value Fund	21,786	647,261
		41,647,274
Fixed Income Funds–22.85%
✧JPMorgan Floating Rate Income Fund	1,356,722	11,966,284
✧JPMorgan High Yield Fund	1,532,353	10,573,239
JPMorgan High Yield Research Enhanced ETF	215,893	10,559,089
✧JPMorgan Inflation Managed Bond Fund	1,512,877	16,233,170
		49,331,782
International Equity Funds–10.26%
✧JPMorgan Emerging Markets Equity Fund	217,602	6,956,726
✧JPMorgan International Equity Fund	281,770	5,221,199
✧JPMorgan International Research Enhanced Equity Fund	520,128	9,960,460
		22,138,385
Money Market Funds–7.66%
JPMorgan Prime Money Market Fund - IM Shares (seven-day effective yield 0.32%)	14,257,940	14,260,792
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.25%)	2,276,057	2,276,057
		16,536,849
Total Investment Companies (Cost $113,191,872)		129,654,290

	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.24%
Fannie Mae REMICs
Series 2009-100 PN 5.00% 11/25/39	149,056	$ 156,684
Series 2009-20 DT 4.50% 4/25/39	600,977	638,158
Series 2011-52 KB 5.50% 6/25/41	516,953	555,423
Series 2011-55 BZ 3.50% 6/25/41	366,144	368,956
Freddie Mac REMICs
Series 2893 PE 5.00% 11/15/34	103,057	109,447
Series 4739 PA 3.00% 11/15/46	306,912	304,206
Freddie Mac S.F. 15 yr
Series 2011-112 PB 4.00% 11/25/41	557,735	576,651
•Series 2011-86 NF 1.01% (LIBOR01M + 0.55%) 9/25/41	107,557	108,693
*•Series 2012-122 SD 5.64% (6.10% minus LIBOR01M) 11/25/42	82,539	12,208
Series 2012-14 Z 4.00% 3/25/42	412,839	426,983
*Series 2012-98 MI 3.00% 8/25/31	50,600	1,882
*Series 2013-55 AI 3.00% 6/25/33	108,188	10,858
•Series 2013-57 FN 0.81% (LIBOR01M + 0.35%) 6/25/43	46,719	46,822
*Series 2013-7 EI 3.00% 10/25/40	28,958	1,306
Series 2014-19 Z 4.50% 4/25/44	637,402	674,762
Series 2015-40 GZ 3.50% 5/25/45	86,343	85,785
Series 2015-89 AZ 3.50% 12/25/45	29,946	30,369
*•Series 2015-95 SH 5.54% (6.00% minus LIBOR01M) 1/25/46	79,931	12,629
*Series 2016-50 IB 3.00% 2/25/46	33,712	4,093
*•Series 2016-55 SK 5.54% (6.00% minus LIBOR01M) 8/25/46	85,675	14,621
*•Series 2016-62 SA 5.54% (6.00% minus LIBOR01M) 9/25/46	175,838	31,757
*•Series 2016-74 GS 5.54% (6.00% minus LIBOR01M) 10/25/46	41,844	7,523
*Series 2017-12 JI 3.50% 5/25/40	25,487	1,161
LVIP JPMorgan Retirement Income Fund–1

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac S.F. 15 yr (continued)
Series 2019-65 PA 2.50% 5/25/48	384,402	$ 375,818
Series 3843 PZ 5.00% 4/15/41	1,034,454	1,114,661
Series 3893 PU 4.00% 7/15/41	374,250	386,349
Series 3939 BZ 4.50% 6/15/41	373,384	385,371
•Series 3984 DF 0.95% (LIBOR01M + 0.55%) 1/15/42	86,282	87,242
Series 4065 DE 3.00% 6/15/32	40,000	39,739
*Series 4109 AI 3.00% 7/15/31	102,857	4,045
*Series 4161 IM 3.50% 2/15/43	33,157	5,736
*Series 4181 DI 2.50% 3/15/33	46,206	3,968
*•Series 4184 GS 5.72% (6.12% minus LIBOR01M) 3/15/43	88,142	14,427
Series 4219 AB 3.50% 1/15/43	116,053	116,645
•Series 4286 VF 0.85% (LIBOR01M + 0.45%) 12/15/43	60,653	61,082
*Series 4342 CI 3.00% 11/15/33	21,394	1,351
Series 4457 KZ 3.00% 4/15/45	95,850	95,283
*•Series 4494 SA 5.78% (6.18% minus LIBOR01M) 7/15/45	25,661	4,311
*Series 4543 HI 3.00% 4/15/44	32,221	2,686
*•Series 4594 SG 5.60% (6.00% minus LIBOR01M) 6/15/46	246,059	40,776
Series 4614 HB 2.50% 9/15/46	101,000	95,648
*•Series 4618 SA 5.60% (6.00% minus LIBOR01M) 9/15/46	56,665	10,009
Series 4623 LZ 2.50% 10/15/46	99,602	94,959
Series 4623 MW 2.50% 10/15/46	105,000	101,069
*Series 4625 BI 3.50% 6/15/46	77,905	12,308
*•Series 4631 GS 5.60% (6.00% minus LIBOR01M) 11/15/46	127,234	20,105
*•Series 4648 SA 5.60% (6.00% minus LIBOR01M) 1/15/47	96,531	15,555
Series 4657 VZ 3.00% 2/15/47	481,894	478,256
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Freddie Mac Strips
Series 267 S5 5.60% (6.00% minus LIBOR01M) 8/15/42	67,742	$ 10,460
Series 299 S1 5.60% (6.00% minus LIBOR01M) 1/15/43	46,458	7,223
Series 326 S2 5.55% (5.95% minus LIBOR01M) 3/15/44	39,150	5,675
♦•Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43	33,553	35,997
GNMA
Series 2012-136 MX 2.00% 11/20/42	40,000	37,102
Series 2013-113 AZ 3.00% 8/20/43	320,732	314,970
Series 2013-113 LY 3.00% 5/20/43	29,000	28,605
*Series 2015-142 AI 4.00% 2/20/44	6,119	167
Series 2015-64 GZ 2.00% 5/20/45	118,070	105,716
*Series 2015-74 CI 3.00% 10/16/39	52,943	2,459
*•Series 2016-108 SK 5.60% (6.05% minus LIBOR01M) 8/20/46	120,143	18,909
Series 2016-111 PB 2.50% 8/20/46	97,000	90,491
*Series 2016-116 GI 3.50% 11/20/44	130,760	12,967
*Series 2016-118 DI 3.50% 3/20/43	166,447	13,905
*•Series 2016-120 AS 5.65% (6.10% minus LIBOR01M) 9/20/46	131,697	21,548
*•Series 2016-120 NS 5.65% (6.10% minus LIBOR01M) 9/20/46	190,444	31,940
*•Series 2016-121 JS 5.65% (6.10% minus LIBOR01M) 9/20/46	124,725	19,456
Series 2016-134 MW 3.00% 10/20/46	6,944	6,840
Series 2016-156 PB 2.00% 11/20/46	61,000	54,555
*Series 2016-160 GI 3.50% 11/20/46	110,227	17,333
*Series 2016-163 MI 3.50% 11/20/46	4,612	139
*Series 2016-163 XI 3.00% 10/20/46	27,525	2,575
GNMA REMIC
Series 2010-29 AG 4.00% 10/20/39	428,660	439,547

LVIP JPMorgan Retirement Income Fund–2

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA REMIC (continued)
Series 2012-117 BC 1.25% 9/20/27	134,229	$ 129,856
Total Agency Collateralized Mortgage Obligations (Cost $9,697,633)		9,156,811
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.87%
Fannie Mae-Aces
Series 2017-M11 A2 2.98% 8/25/29	275,000	274,511
•Series 2017-M8 A2 3.06% 5/25/27	536,142	543,694
Freddie Mac Multifamily Structured Pass Through Certificates
♦Series K066 A2 3.12% 6/25/27	340,000	345,760
♦Series K067 A2 3.19% 7/25/27	637,000	650,492
♦Series K725 A2 3.00% 1/25/24	185,000	185,320
♦•Series K731 AM 3.60% 2/25/25	1,200,000	1,216,077
♦•Series KS03 A4 3.16% 5/25/25	150,000	151,003
•FREMF Mortgage Trust
Series 2012-K22 B 3.68% 8/25/45	150,000	150,505
Series 2013-K29 C 3.47% 5/25/46	295,000	295,497
Series 2013-K32 B 3.53% 10/25/46	110,000	110,566
Series 2013-K33 B 3.50% 8/25/46	120,000	120,522
Total Agency Commercial Mortgage-Backed Securities (Cost $4,038,439)		4,043,947
AGENCY MORTGAGE-BACKED SECURITIES–3.52%
•Fannie Mae ARM
2.08% (LIBOR12M + 1.83%) 8/1/35	595	596
2.88% (LIBOR12M + 1.60%) 7/1/45	13,545	13,613
3.15% (LIBOR12M + 1.53%) 3/1/44	48,494	49,332
Fannie Mae S.F. 15 yr
2.53% 7/1/26	128,741	126,897
2.60% 9/1/28	286,942	283,077
2.64% 2/1/23	450,000	451,517
3.16% 12/1/26	472,536	479,010
•3.17% 9/1/27	403,540	409,594
3.50% 2/1/35	599,039	614,497
3.77% 12/1/25	643,905	661,754
3.88% 12/1/28	395,000	419,278
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 8/1/32	329,997	$ 323,222
3.50% 4/1/35	246,252	251,984
Fannie Mae S.F. 30 yr
2.00% 8/1/50	660,675	615,525
3.50% 7/1/42	402,935	410,941
3.50% 7/1/46	302,445	308,317
4.00% 7/1/45	160,921	168,211
5.50% 4/1/37	48,461	53,040
5.50% 3/1/38	9,932	10,940
5.50% 6/1/39	15,836	17,289
5.50% 7/1/40	20,812	22,936
5.50% 5/1/44	454,161	497,128
6.00% 9/1/36	10,625	11,859
6.00% 12/1/36	2,164	2,393
6.00% 6/1/37	1,253	1,400
6.00% 9/1/38	6,344	7,075
6.00% 11/1/38	4,983	5,539
6.00% 10/1/39	68,518	76,478
6.00% 11/1/40	3,452	3,780
7.50% 6/1/31	2,644	2,905
•Freddie Mac ARM
2.64% (LIBOR12M + 1.63%) 10/1/46	24,130	24,031
2.86% (LIBOR12M + 1.63%) 10/1/45	17,694	17,711
3.09% (LIBOR12M + 1.62%) 3/1/46	20,679	20,778
Freddie Mac S.F. 30 yr
4.00% 4/1/45	79,147	82,470
5.00% 6/1/36	36,285	39,271
5.50% 3/1/34	2,734	2,996
5.50% 11/1/34	1,945	2,129
5.50% 12/1/34	2,403	2,634
5.50% 12/1/35	2,358	2,584
5.50% 8/1/37	7,773	8,406
5.50% 8/1/40	5,518	5,994
5.50% 6/1/41	23,466	25,373
6.00% 2/1/36	5,154	5,761
6.00% 3/1/36	7,503	8,387
6.00% 8/1/38	7,748	8,661
6.00% 5/1/40	12,900	14,404
6.50% 4/1/39	13,732	15,156
7.00% 11/1/33	433	472
GNMA I S.F. 30 yr
5.50% 2/15/41	15,146	16,774
7.00% 12/15/34	22,723	24,948
GNMA II S.F. 30 yr
2.50% 12/20/51	839,204	815,041
5.50% 5/20/37	9,883	11,020
5.50% 4/20/40	4,471	4,910
6.00% 2/20/39	16,250	17,816
6.00% 10/20/39	39,974	44,370
6.00% 2/20/40	37,954	42,138
6.00% 4/20/46	12,694	14,082

LVIP JPMorgan Retirement Income Fund–3

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
6.50% 10/20/39	17,925	$ 19,769
Total Agency Mortgage-Backed Securities (Cost $7,837,278)		7,598,213
CORPORATE BONDS–10.71%
Aerospace & Defense–0.32%
Boeing Co.
2.75% 2/1/26	405,000	392,441
4.88% 5/1/25	115,000	118,642
Raytheon Technologies Corp. 4.15% 5/15/45	175,000	179,274
		690,357
Agriculture–0.11%
Reynolds American, Inc.
4.45% 6/12/25	70,000	71,474
5.85% 8/15/45	170,000	174,918
		246,392
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.38% 5/1/27	54,110	52,017
		52,017
Auto Manufacturers–0.28%
General Motors Financial Co., Inc. 1.25% 1/8/26	175,000	160,137
Hyundai Capital America 1.00% 9/17/24	320,000	300,976
Nissan Motor Acceptance Co. LLC 2.00% 3/9/26	165,000	150,943
		612,056
Auto Parts & Equipment–0.05%
Lear Corp. 3.55% 1/15/52	120,000	99,020
		99,020
Banks–1.95%
μBanco Santander SA 1.72% 9/14/27	200,000	180,640
Bank of America Corp.
μ1.66% 3/11/27	220,000	205,078
μ2.09% 6/14/29	140,000	127,882
μ2.57% 10/20/32	85,000	77,236
4.18% 11/25/27	275,000	280,375
μ4.44% 1/20/48	240,000	261,015
Bank of Nova Scotia 3.40% 2/11/24	125,000	126,679
μBarclays PLC 2.28% 11/24/27	240,000	222,811
Citigroup, Inc.
3.20% 10/21/26	49,000	48,614
8.13% 7/15/39	150,000	227,087
Credit Suisse Group AG 4.28% 1/9/28	250,000	249,717
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Fifth Third Bancorp 3.65% 1/25/24	50,000	$ 50,616
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	175,000	162,636
3.85% 1/26/27	80,000	80,718
5.15% 5/22/45	200,000	223,464
μHSBC Holdings PLC
0.98% 5/24/25	210,000	199,362
2.25% 11/22/27	215,000	200,324
μMacquarie Group Ltd.
2.69% 6/23/32	275,000	242,043
2.87% 1/14/33	85,000	75,443
Morgan Stanley
μ3.22% 4/22/42	25,000	22,998
3.95% 4/23/27	265,000	269,280
Societe Generale SA 2.63% 1/22/25	200,000	193,469
μUBS Group AG 2.10% 2/11/32	226,000	197,600
Wells Fargo & Co.
μ3.07% 4/30/41	105,000	94,392
4.75% 12/7/46	175,000	190,258
		4,209,737
Beverages–0.23%
Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	260,000	278,854
4.95% 1/15/42	105,000	115,922
Keurig Dr Pepper, Inc. 3.35% 3/15/51	125,000	109,125
		503,901
Biotechnology–0.11%
Amgen, Inc. 4.20% 2/22/52	60,000	62,052
Biogen, Inc. 2.25% 5/1/30	81,000	72,879
Royalty Pharma PLC 3.35% 9/2/51	140,000	112,226
		247,157
Building Materials–0.06%
Eagle Materials, Inc. 2.50% 7/1/31	140,000	124,351
		124,351
Chemicals–0.16%
Celanese U.S. Holdings LLC 3.50% 5/8/24	5,000	5,013
DuPont de Nemours, Inc. 5.32% 11/15/38	70,000	80,398
International Flavors & Fragrances, Inc. 1.83% 10/15/27	35,000	31,814
Mosaic Co. 4.25% 11/15/23	70,000	71,482

LVIP JPMorgan Retirement Income Fund–4

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Sherwin-Williams Co. 2.30% 5/15/30	165,000	$ 150,872
		339,579
Commercial Services–0.37%
Element Fleet Management Corp.
1.60% 4/6/24	20,000	19,288
3.85% 6/15/25	145,000	145,133
Global Payments, Inc.
2.65% 2/15/25	160,000	156,556
2.90% 11/15/31	65,000	59,219
Quanta Services, Inc. 0.95% 10/1/24	155,000	146,953
Triton Container International Ltd.
0.80% 8/1/23	110,000	106,725
2.05% 4/15/26	170,000	158,528
		792,402
Computers–0.13%
Apple, Inc.
3.45% 2/9/45	130,000	129,137
3.85% 5/4/43	135,000	141,998
		271,135
Diversified Financial Services–0.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00% 10/29/28	150,000	138,328
3.15% 2/15/24	180,000	177,098
Air Lease Corp.
1.88% 8/15/26	250,000	230,303
2.88% 1/15/26	76,000	73,353
Aviation Capital Group LLC
1.95% 9/20/26	140,000	126,628
4.88% 10/1/25	80,000	81,146
Avolon Holdings Funding Ltd.
2.53% 11/18/27	47,000	41,518
4.38% 5/1/26	235,000	231,829
5.50% 1/15/26	220,000	227,052
Capital One Financial Corp.
2.64% 3/3/26	25,000	24,463
3.75% 3/9/27	80,000	80,630
Charles Schwab Corp. 2.45% 3/3/27	100,000	97,077
ORIX Corp. 3.25% 12/4/24	30,000	30,033
		1,559,458
Electric–0.86%
Ameren Corp.
1.75% 3/15/28	25,000	22,856
1.95% 3/15/27	40,000	37,457
American Electric Power Co., Inc. 2.03% 3/15/24	40,000	39,307
Avangrid, Inc. 3.80% 6/1/29	85,000	86,256
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
CenterPoint Energy, Inc.
2.65% 6/1/31	15,000	$ 13,836
2.95% 3/1/30	95,000	90,475
Duke Energy Corp. 2.55% 6/15/31	55,000	50,286
Duke Energy Indiana LLC 3.25% 10/1/49	10,000	8,884
Duquesne Light Holdings, Inc.
2.78% 1/7/32	90,000	80,438
3.62% 8/1/27	95,000	93,703
Emera U.S. Finance LP 3.55% 6/15/26	155,000	154,840
Entergy Louisiana LLC 2.90% 3/15/51	5,000	4,314
Entergy Texas, Inc. 4.00% 3/30/29	20,000	20,834
Evergy, Inc. 2.90% 9/15/29	160,000	152,925
Exelon Corp. 3.50% 6/1/22	150,000	150,179
Fortis, Inc. 3.06% 10/4/26	50,000	49,419
ITC Holdings Corp. 2.95% 5/14/30	80,000	75,787
Metropolitan Edison Co. 4.00% 4/15/25	125,000	124,344
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/30	65,000	59,498
Pacific Gas & Electric Co.
1.37% 3/10/23	250,000	245,597
1.70% 11/15/23	45,000	43,863
Pennsylvania Electric Co. 3.60% 6/1/29	85,000	84,389
PG&E Energy Recovery Funding LLC 2.82% 7/15/46	65,000	58,141
Public Service Co. of Oklahoma 3.15% 8/15/51	35,000	30,864
Public Service Enterprise Group, Inc. 1.60% 8/15/30	60,000	51,318
Puget Energy, Inc. 2.38% 6/15/28	30,000	27,428
		1,857,238
Electronics–0.06%
Arrow Electronics, Inc.
2.95% 2/15/32	45,000	41,327
3.25% 9/8/24	96,000	96,173
		137,500
Food–0.06%
Mondelez International, Inc. 2.13% 3/17/24	125,000	124,081
		124,081
Gas–0.09%
APT Pipelines Ltd. 4.20% 3/23/25	90,000	91,247

LVIP JPMorgan Retirement Income Fund–5

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Atmos Energy Corp. 4.15% 1/15/43	100,000	$ 101,094
		192,341
Health Care Products–0.13%
Abbott Laboratories 4.90% 11/30/46	65,000	79,163
Zimmer Biomet Holdings, Inc. 2.60% 11/24/31	220,000	200,780
		279,943
Health Care Services–0.16%
Beth Israel Lahey Health, Inc. 3.08% 7/1/51	55,000	47,446
HCA, Inc.
3.50% 7/15/51	205,000	177,752
4.75% 5/1/23	85,000	87,122
Quest Diagnostics, Inc. 2.95% 6/30/30	40,000	37,948
		350,268
Insurance–0.49%
American International Group, Inc.
3.40% 6/30/30	115,000	114,688
3.88% 1/15/35	45,000	45,854
Athene Global Funding 3.00% 7/1/22	105,000	105,400
Berkshire Hathaway Finance Corp. 4.30% 5/15/43	175,000	186,737
F&G Global Funding 1.75% 6/30/26	70,000	65,061
Jackson Financial, Inc. 4.00% 11/23/51	170,000	143,694
μManulife Financial Corp. 4.06% 2/24/32	90,000	89,850
Progressive Corp. 2.50% 3/15/27	170,000	166,399
μPrudential Financial, Inc. 5.38% 5/15/45	140,000	140,087
		1,057,770
Media–0.40%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70% 4/1/51	35,000	28,844
3.75% 2/15/28	165,000	162,931
4.80% 3/1/50	150,000	142,486
Comcast Corp.
3.25% 11/1/39	85,000	80,598
3.90% 3/1/38	115,000	118,447
Discovery Communications LLC 3.63% 5/15/30	155,000	150,551
Paramount Global
4.20% 6/1/29	80,000	80,909
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Paramount Global (continued)
4.95% 1/15/31	95,000	$ 100,983
		865,749
Mining–0.11%
Glencore Funding LLC 2.63% 9/23/31	60,000	53,671
Newcrest Finance Pty. Ltd. 3.25% 5/13/30	15,000	14,345
Teck Resources Ltd. 3.90% 7/15/30	170,000	169,742
		237,758
Miscellaneous Manufacturing–0.03%
General Electric Co. 6.75% 3/15/32	49,000	61,727
		61,727
Oil & Gas–0.56%
BP Capital Markets America, Inc. 3.63% 4/6/30	185,000	188,378
Cenovus Energy, Inc. 4.40% 4/15/29	85,000	88,216
CNOOC Petroleum North America ULC 5.88% 3/10/35	125,000	137,556
Exxon Mobil Corp. 3.00% 8/16/39	155,000	143,700
Lundin Energy Finance BV 2.00% 7/15/26	200,000	186,233
Marathon Petroleum Corp. 4.70% 5/1/25	116,000	120,544
Shell International Finance BV 4.38% 5/11/45	100,000	107,874
Suncor Energy, Inc. 6.50% 6/15/38	65,000	81,936
Valero Energy Corp. 3.65% 12/1/51	180,000	158,853
		1,213,290
Oil & Gas Services–0.19%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.49% 5/1/30	145,000	154,822
NOV, Inc. 3.60% 12/1/29	165,000	162,205
Schlumberger Holdings Corp. 4.30% 5/1/29	85,000	87,614
		404,641
Pharmaceuticals–0.19%
AbbVie, Inc. 4.25% 11/21/49	120,000	124,526
Becton Dickinson & Co. 2.82% 5/20/30	155,000	147,474

LVIP JPMorgan Retirement Income Fund–6

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/26	85,000	$ 85,147
Zoetis, Inc. 2.00% 5/15/30	70,000	62,770
		419,917
Pipelines–0.42%
Boardwalk Pipelines LP
3.40% 2/15/31	15,000	14,186
4.95% 12/15/24	75,000	77,456
Cameron LNG LLC 3.30% 1/15/35	15,000	14,097
Cheniere Corpus Christi Holdings LLC 2.74% 12/31/39	120,000	104,414
Energy Transfer LP
4.75% 1/15/26	155,000	161,076
5.35% 5/15/45	45,000	46,316
Gray Oak Pipeline LLC 2.60% 10/15/25	265,000	254,243
Kinder Morgan, Inc. 3.25% 8/1/50	45,000	37,355
MPLX LP 4.13% 3/1/27	135,000	138,047
ONEOK, Inc. 5.20% 7/15/48	45,000	47,889
		895,079
Real Estate Investment Trusts–1.07%
Alexandria Real Estate Equities, Inc. 1.88% 2/1/33	205,000	173,387
American Campus Communities Operating Partnership LP 2.85% 2/1/30	30,000	28,130
American Tower Corp.
3.80% 8/15/29	65,000	64,684
4.40% 2/15/26	100,000	102,638
Boston Properties LP
2.55% 4/1/32	100,000	90,185
3.40% 6/21/29	85,000	84,261
Brixmor Operating Partnership LP 2.50% 8/16/31	80,000	70,660
Equinix, Inc. 3.20% 11/18/29	90,000	86,130
Extra Space Storage LP 2.35% 3/15/32	140,000	122,865
Healthcare Trust of America Holdings LP
2.00% 3/15/31	45,000	38,938
3.10% 2/15/30	153,000	145,440
Healthpeak Properties, Inc.
2.13% 12/1/28	70,000	64,368
3.40% 2/1/25	5,000	5,019
Host Hotels & Resorts LP 3.88% 4/1/24	40,000	40,321
Kilroy Realty LP 2.65% 11/15/33	140,000	121,297
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. 2.25% 12/1/31	165,000	$ 147,773
Life Storage LP
2.40% 10/15/31	60,000	52,877
4.00% 6/15/29	10,000	10,135
Mid-America Apartments LP 1.70% 2/15/31	25,000	21,676
National Retail Properties, Inc. 3.50% 10/15/27	125,000	124,410
Office Properties Income Trust
2.40% 2/1/27	30,000	26,684
2.65% 6/15/26	40,000	36,576
4.50% 2/1/25	5,000	4,990
Public Storage 1.95% 11/9/28	120,000	111,056
Realty Income Corp.
3.25% 1/15/31	20,000	19,640
4.60% 2/6/24	35,000	35,862
Safehold Operating Partnership LP 2.85% 1/15/32	95,000	83,699
SITE Centers Corp. 4.25% 2/1/26	75,000	75,875
UDR, Inc.
3.10% 11/1/34	20,000	18,435
3.20% 1/15/30	22,000	21,367
3.50% 7/1/27	28,000	28,064
Welltower, Inc.
2.75% 1/15/32	170,000	156,346
4.25% 4/15/28	90,000	93,311
		2,307,099
Retail–0.28%
7-Eleven, Inc. 1.30% 2/10/28	100,000	87,543
Alimentation Couche-Tard, Inc. 3.55% 7/26/27	85,000	84,640
AutoZone, Inc. 1.65% 1/15/31	105,000	89,503
Kohl's Corp. 3.38% 5/1/31	85,000	82,031
Lowe's Cos., Inc. 2.80% 9/15/41	130,000	111,345
McDonald's Corp. 4.70% 12/9/35	135,000	146,782
		601,844
Savings & Loans–0.09%
μNationwide Building Society 2.97% 2/16/28	205,000	195,021
		195,021
Semiconductors–0.17%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27	260,000	261,738

LVIP JPMorgan Retirement Income Fund–7

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Microchip Technology, Inc. 0.97% 2/15/24	103,000	$ 98,715
		360,453
Software–0.19%
Fidelity National Information Services, Inc. 3.10% 3/1/41	60,000	51,912
Fiserv, Inc. 2.65% 6/1/30	160,000	147,671
Oracle Corp. 4.50% 7/8/44	185,000	175,132
VMware, Inc. 1.80% 8/15/28	45,000	39,911
		414,626
Telecommunications–0.48%
AT&T, Inc.
3.10% 2/1/43	55,000	47,481
3.30% 2/1/52	140,000	120,007
3.50% 9/15/53	310,000	272,008
Telefonica Emisiones SA 5.21% 3/8/47	150,000	160,748
T-Mobile USA, Inc. 2.05% 2/15/28	210,000	191,796
Verizon Communications, Inc. 2.10% 3/22/28	155,000	144,471
Vodafone Group PLC 5.00% 5/30/38	83,000	90,431
		1,026,942
Transportation–0.17%
CSX Corp. 4.30% 3/1/48	140,000	150,404
Norfolk Southern Corp. 4.05% 8/15/52	130,000	136,514
Ryder System, Inc. 2.85% 3/1/27	80,000	77,574
		364,492
Total Corporate Bonds (Cost $24,615,644)		23,115,341
NON-AGENCY ASSET-BACKED SECURITIES–2.41%
Carvana Auto Receivables Trust Series 2021-P3 A3 0.70% 11/10/26	475,000	455,595
Exeter Automobile Receivables Trust
Series 2020-1A C 2.49% 1/15/25	356,418	356,667
Series 2021-4A B 1.05% 5/15/26	240,000	232,354
Flagship Credit Auto Trust
Series 2021-3 B 0.95% 7/15/27	240,000	227,272
Series 2021-4 B 1.49% 2/15/27	175,000	167,178
Ford Credit Auto Owner Trust
Series 2018-1 A 3.19% 7/15/31	335,000	333,832
	Principal Amount	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2020-1 A 2.04% 8/15/31	500,000	$ 482,909
GLS Auto Receivables Issuer Trust Series 2021-3A B 0.78% 11/17/25	195,000	188,741
HERO Funding Trust
Series 2016-2A A 3.75% 9/20/41	42,315	42,140
Series 2016-3A A1 3.08% 9/20/42	44,685	44,113
Hyundai Auto Lease Securitization Trust Series 2021-B A3 0.33% 6/17/24	475,000	464,804
Marlette Funding Trust Series 2021-1A A 0.60% 6/16/31	27,377	27,267
MVW LLC Series 2021-2A A 1.43% 5/20/39	284,772	267,894
NMEF Funding LLC Series 2021-A A2 0.81% 12/15/27	468,072	463,035
Octane Receivables Trust Series 2021-1A A 0.93% 3/22/27	110,125	107,521
Santander Drive Auto Receivables Trust Series 2020-4 C 1.01% 1/15/26	420,000	415,233
Tesla Auto Lease Trust Series 2021-B A4 0.63% 9/22/25	175,000	166,451
•Towd Point Mortgage Trust Series 2016-2 A1 3.00% 8/25/55	2,101	2,101
Westlake Automobile Receivables Trust
Series 2020-3A B 0.78% 11/17/25	465,000	461,465
Series 2021-3A C 1.58% 1/15/27	315,000	302,892
Total Non-Agency Asset-Backed Securities (Cost $5,377,586)		5,209,464
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.23%
•JP Morgan Mortgage Trust
Series 2014-2 B1 3.42% 6/25/29	22,495	21,739
Series 2014-2 B2 3.42% 6/25/29	22,495	21,739
Series 2014-IVR6 2A4 1.99% 7/25/44	41,469	41,346
Series 2015-4 B1 3.57% 6/25/45	60,841	60,428
Series 2015-4 B2 3.57% 6/25/45	60,841	60,194
Series 2016-4 B1 3.81% 10/25/46	76,193	75,453
Series 2016-4 B2 3.81% 10/25/46	81,713	80,787

LVIP JPMorgan Retirement Income Fund–8

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Trust
Series 2015-6 Class B1 3.53% 10/25/45	54,923	$ 54,617
Series 2015-6 Class B2 3.53% 10/25/45	54,923	54,442
•New Residential Mortgage Loan Trust Series 2016-4A A1 3.75% 11/25/56	28,532	28,671
Total Non-Agency Collateralized Mortgage Obligations (Cost $499,333)		499,416
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.20%
•20 Times Square Trust Series 2018-20TS A 3.10% 5/15/35	388,000	384,765
CD Mortgage Trust
Series 2016-CD2 A3 3.25% 11/10/49	189,267	184,669
•Series 2016-CD2 A4 3.53% 11/10/49	105,000	105,148
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.84% 12/10/54	90,000	91,157
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	195,000	195,845
Series 2015-GC27 A5 3.14% 2/10/48	215,000	212,704
Series 2016-P3 A4 3.33% 4/15/49	145,000	144,126
Series 2016-P5 A4 2.94% 10/10/49	130,000	127,243
COMM Mortgage Trust
Series 2013-CR6 AM 3.15% 3/10/46	180,000	179,568
Series 2013-WWP A2 3.42% 3/10/31	100,000	100,867
Series 2014-CR19 A5 3.80% 8/10/47	100,000	100,457
Series 2014-CR20 AM 3.94% 11/10/47	340,000	337,509
Series 2015-3BP A 3.18% 2/10/35	400,000	397,462
Series 2015-CR23 A4 3.50% 5/10/48	135,000	135,214
DBJPM 16-C3 Mortgage Trust Series 2016-C3 A5 2.89% 8/10/49	160,000	157,988
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	250,000	250,087
	Principal Amount	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.76% 7/10/48	105,000	$ 105,701
Series 2017-GS5 A4 3.67% 3/10/50	210,000	212,470
Houston Galleria Mall Trust Series 2015-HGLR A1A2 3.09% 3/5/37	160,000	154,796
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	130,000	128,620
Series 2015-JP1 A5 3.91% 1/15/49	130,000	131,809
Series 2016-JP2 A4 2.82% 8/15/49	310,000	301,928
Series 2016-JP2 AS 3.06% 8/15/49	210,000	200,797
•Series 2016-JP3 B 3.40% 8/15/49	60,000	57,800
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C32 A5 3.60% 11/15/48	225,000	222,449
Series 2015-C33 A4 3.77% 12/15/48	340,000	343,103
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	275,000	273,934
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.74% 8/15/47	135,000	135,803
Series 2015-C23 A4 3.72% 7/15/50	440,000	444,609
Series 2015-C26 A5 3.53% 10/15/48	140,000	140,851
Series 2016-C29 A4 3.33% 5/15/49	130,000	129,113
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.62% 9/15/57	250,000	250,851
Series 2016-BNK1 A3 2.65% 8/15/49	205,000	198,510
*•Series 2017-RB1 XA 1.18% 3/15/50	1,260,938	61,170
WFRBS Commercial Mortgage Trust
Series 2012-C10 A3 2.88% 12/15/45	130,000	130,090
Series 2013-C12 A4 3.20% 3/15/48	181,652	181,742
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $7,127,125)		6,910,955
U.S. TREASURY OBLIGATIONS–10.86%
U.S. Treasury Bonds
1.13% 5/15/40	550,000	433,383

LVIP JPMorgan Retirement Income Fund–9

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
1.25% 5/15/50	425,000	$ 316,990
1.63% 11/15/50	615,000	503,964
2.00% 2/15/50	905,000	815,172
2.00% 8/15/51	225,000	202,992
2.25% 8/15/46	1,075,000	1,005,461
2.25% 2/15/52	250,000	239,766
2.50% 5/15/46	1,115,000	1,092,482
2.75% 11/15/42	785,000	797,204
2.88% 8/15/45	1,240,000	1,292,506
3.13% 2/15/43	260,000	279,825
3.88% 8/15/40	285,000	340,419
U.S. Treasury Notes
∞0.13% 1/31/23	1,252,000	1,237,182
1.13% 8/31/28	885,000	815,375
1.25% 8/15/31	895,000	813,611
1.50% 3/31/23	2,100,000	2,095,078
	Principal Amount	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.63% 11/15/22	2,000,000	$ 2,004,219
1.63% 5/15/26	1,315,000	1,268,821
1.63% 9/30/26	840,000	808,795
2.00% 8/15/25	1,175,000	1,154,208
2.75% 5/31/23	52,000	52,504
2.88% 11/30/23	1,655,000	1,672,326
2.88% 5/31/25	148,000	149,515
2.88% 7/31/25	845,000	854,242
2.88% 5/15/28	750,000	767,490
3.13% 11/15/28	1,200,000	1,249,453
^U.S. Treasury Strip Coupon 0.00% 2/15/33	1,545,000	1,178,409
Total U.S. Treasury Obligations (Cost $24,070,945)		23,441,392

TOTAL INVESTMENTS–97.10% (Cost $196,455,855)	209,629,829
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.90%	6,267,739
NET ASSETS APPLICABLE TO 16,869,698 SHARES OUTSTANDING–100.00%	$215,897,568

✧ Class R-6 shares.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
∞ Fully or partially pledged as collateral for futures contracts.
^ Zero coupon security.
LVIP JPMorgan Retirement Income Fund–10

LVIP JPMorgan Retirement Income Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
93	U.S. Treasury 10 yr Notes	$11,427,375	$11,605,320	6/21/22	$—	$(177,945)
Equity Contracts:
53	E-mini MSCI EAFE Index	5,682,660	5,375,767	6/17/22	306,893	—
(67)	E-mini MSCI Emerging Markets Index	(3,770,425)	(3,458,409)	6/17/22	—	(312,016)
17	E-mini S&P 500 Index	3,851,138	3,539,408	6/17/22	311,730	—
					618,623	(312,016)
Total Futures Contracts					$618,623	$(489,961)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
DB-JPM–Deutsche Bank JPMorgan
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
USD–United States Dollar
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP JPMorgan Retirement Income Fund–11

LVIP JPMorgan Retirement Income Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Retirement Income Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).
 Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Retirement Income Fund–12

LVIP JPMorgan Retirement Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$129,654,290	$—	$—	$129,654,290
Agency Collateralized Mortgage Obligations	—	9,156,811	—	9,156,811
Agency Commercial Mortgage-Backed Securities	—	4,043,947	—	4,043,947
Agency Mortgage-Backed Securities	—	7,598,213	—	7,598,213
Corporate Bonds	—	23,115,341	—	23,115,341
Non-Agency Asset-Backed Securities	—	5,209,464	—	5,209,464
Non-Agency Collateralized Mortgage Obligations	—	499,416	—	499,416
Non-Agency Commercial Mortgage-Backed Securities	—	6,910,955	—	6,910,955
U.S. Treasury Obligations	—	23,441,392	—	23,441,392
Total Investments	$129,654,290	$79,975,539	$—	$209,629,829
Derivatives:

Assets:
Futures Contracts	$618,623	$—	$—	$618,623
Liabilities:
Futures Contracts	$(489,961)	$—	$—	$(489,961)
There were no Level 3 investments at the beginning or end of the period.
LVIP JPMorgan Retirement Income Fund–13